Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
March 31, 2026
HIY-NPRT1-0526
1.815010.121
Municipal Securities - 97.1%
	Principal Amount (a)	Value ($)
Alabama - 7.6%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,504,476
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,754,885
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,527,307
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	5,909,342
TOTAL EDUCATION		10,696,010
General Obligations - 7.4%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	6,840,000	7,149,790
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (d)	28,800,000	30,459,087
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	6,900,000	7,092,797
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,125,000	13,136,679
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	43,950,000	45,851,453
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	11,565,000	12,340,198
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,335,000	3,469,519
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,080,000	27,080,987
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,491,171
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,125,927
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	978,419
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (d)	23,655,000	23,771,265
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (d)	17,760,000	18,637,610
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (d)	11,040,000	11,677,890
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	21,055,000	21,631,901
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	32,675,000	34,764,373
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,575,000	15,686,280
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	61,475,000	65,229,168
TOTAL GENERAL OBLIGATIONS		341,574,514
TOTAL ALABAMA		352,270,524
Arizona - 1.5%
Education - 0.0%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	983,472
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,066,763
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,230,213
TOTAL EDUCATION		3,280,448
Electric Utilities - 0.4%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	10,845,000	11,411,643
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,156,376
TOTAL ELECTRIC UTILITIES		17,568,019
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,539,627
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,563,116
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,829,713
TOTAL GENERAL OBLIGATIONS		13,932,456
Health Care - 0.3%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.16% tender 1/1/2037 (d)(e)	2,370,000	2,329,350
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,399,456
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,362,905
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	235,361
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	269,791
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,457,599
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,596,283
TOTAL HEALTH CARE		12,650,745
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	4,580,000	4,652,913
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,138,816
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,189,703
TOTAL SPECIAL TAX		5,328,519
Transportation - 0.3%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,132,260
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (b)	1,450,000	1,473,071
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (b)	1,075,000	1,090,756
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (b)	910,000	927,982
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	2,975,616
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,386,320
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,115,107
TOTAL TRANSPORTATION		14,101,112
TOTAL ARIZONA		71,514,212
Arkansas - 0.3%
General Obligations - 0.3%
Arkadelphia Ark Sch Dist No 1 2% 5/1/2041	1,005,000	697,894
Bryant Ark Sch Dist No 25 1.9% 2/1/2039	1,705,000	1,227,020
Clinton Ark Sch Dist No 1 2% 2/1/2041	1,860,000	1,326,874
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.25% 2/1/2041	590,000	432,344
Farmington AR Scd No 6 2% 2/1/2035	210,000	172,319
Gravette School District No 20 2.125% 6/1/2042	400,000	279,438
Gravette School District No 20 2.25% 2/1/2039	435,000	343,870
Gravette School District No 20 2.375% 2/1/2045	500,000	344,921
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2042	1,545,000	1,341,391
Magnolia Ark Sch Dist No 14 2% 2/1/2043	2,070,000	1,348,768
Marion Ark Sch Dist No 3 Crittenden Series A, 3% 2/1/2049	3,415,000	2,558,931
Pea Ridge Ark Sch Dist No 109 2% 2/1/2037	215,000	169,317
Valley View Sch Dist No 58 Ark 2% 2/1/2037	915,000	721,386
Valley View Sch Dist No 58 Ark 2% 2/1/2039	950,000	708,846
Van Buren Ark Sch Dist No 042 2% 2/1/2039	1,050,000	780,331
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2035	595,000	496,557
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2039	640,000	477,538
Watson Chapel Ark Sch Dist No24 2% 6/1/2038	215,000	160,537
TOTAL GENERAL OBLIGATIONS		13,588,282
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	392,036
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	167,795
TOTAL HEALTH CARE		559,831
TOTAL ARKANSAS		14,148,113
California - 6.1%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,365,938
University CA Revs 3% 5/15/2051	6,765,000	4,881,651
TOTAL EDUCATION		12,247,589
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (b)	90,000	98,940
General Obligations - 3.2%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (f)	3,250,000	3,039,614
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	6,905,000	7,165,028
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	10,395,000	10,529,611
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (d)	16,760,000	17,473,579
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (d)	24,900,000	25,134,254
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	24,570,000	26,029,672
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,514,679
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,781,398
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (f)	1,520,000	1,286,852
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (f)	4,100,000	3,799,002
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (f)	4,140,000	3,593,916
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	157,968
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (f)	3,745,000	3,400,245
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,671,490
Poway CA Unified Sch Dist 0% 8/1/2032 (f)	4,885,000	4,000,624
Poway CA Unified Sch Dist 0% 8/1/2037 (f)	6,455,000	4,251,641
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	6,890,000	4,325,707
Poway CA Unified Sch Dist 0% 8/1/2039 (f)	19,705,000	11,781,082
Poway CA Unified Sch Dist 0% 8/1/2046 (f)	950,000	375,220
Poway CA Unified Sch Dist 0% 8/1/2051 (f)	1,950,000	588,431
San Diego CA Uni Sch Dist 0% 7/1/2034 (f)	2,980,000	2,279,384
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	7,205,000	5,985,798
San Marcos Unified School District 0% 8/1/2047 (f)	9,680,000	3,549,278
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,337
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,025
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,013
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,750,508
TOTAL GENERAL OBLIGATIONS		148,630,356
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,925,347	2,879,781
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,721,786	8,782,532
TOTAL HOUSING		11,662,313
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	1,390,000	1,317,750
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	69,825,000	6,970,309
Transportation - 2.2%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (f)	3,145,000	878,106
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (b)	2,000,000	2,153,294
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (b)	1,000,000	1,089,292
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (b)	1,610,000	1,734,018
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (b)	2,900,000	2,963,833
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2042 (Assured Guaranty Inc Insured) (b)	3,165,000	3,415,138
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (b)	1,040,000	1,106,303
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2045 (Assured Guaranty Inc Insured) (b)	2,190,000	2,318,300
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (b)	10,000,000	10,175,117
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (b)	7,000,000	7,007,913
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2036 (b)	2,500,000	2,762,545
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (b)	2,080,000	2,322,571
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (b)	6,395,000	6,533,918
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (b)	8,530,000	8,911,501
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (b)	5,710,000	6,067,165
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (b)	4,940,000	5,280,172
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	4,140,000	4,301,314
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (b)	3,065,000	3,389,960
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2035 (b)	10,000,000	11,097,062
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2036 (b)	16,000,000	17,677,985
TOTAL TRANSPORTATION		101,185,507
Water & Sewer - 0.1%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,431,400
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,741,376
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,084,393
TOTAL WATER & SEWER		4,257,169
TOTAL CALIFORNIA		286,369,933
Colorado - 2.3%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	3,925,779
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,117,085
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	2,835,000	3,342,441
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	2,665,000	3,096,009
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,040,000	1,200,564
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,785,000	2,036,894
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2043	3,400,000	3,851,546
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,280,000	1,424,369
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	11,345,000	12,318,612
TOTAL GENERAL OBLIGATIONS		27,270,435
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,674,589
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	3,994,513
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,480,000	3,419,963
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	15,033,545
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,034,355
TOTAL HEALTH CARE		26,156,965
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	415,000	419,446
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,042,739
Transportation - 1.0%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (b)	2,855,000	2,893,632
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (b)	2,440,000	2,524,121
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (b)	4,245,000	4,675,416
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	4,140,000	4,267,287
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (b)	8,280,000	8,513,918
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (b)	1,185,000	1,293,455
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (b)	10,000,000	10,701,927
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (b)	12,575,000	13,793,434
TOTAL TRANSPORTATION		48,663,190
TOTAL COLORADO		109,595,639
Connecticut - 2.2%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,120,615
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	417,202
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	297,484
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	538,525
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	338,279
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	421,616
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,083,811
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	846,766
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,424,988
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,015,643
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,532,430
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	626,716
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	900,829
TOTAL EDUCATION		12,564,904
General Obligations - 0.7%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,371,970
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,894,840
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,666,722
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,521,129
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,330,133
Connecticut St Gen. Oblig. 5% 3/15/2045	1,000,000	1,067,735
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,010,470
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,231,542
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	949,658
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,313,026
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,557,242
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	1,000,000	1,095,862
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,700,000	1,843,583
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2044	1,100,000	1,184,452
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	800,017
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	491,699
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,685,872
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	885,000	903,004
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	1,115,000	1,191,664
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,780,000	3,011,453
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,370,000	1,528,515
TOTAL GENERAL OBLIGATIONS		33,650,588
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (c)(h)	3,930,000	2,161,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(h)	285,000	156,750
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,800,000	1,627,223
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (c)	1,525,000	1,458,117
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,124,783
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,686,115
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,680,777
TOTAL HEALTH CARE		17,895,265
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	930,000	916,793
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,264,982
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	9,975,000	11,178,796
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,634,309
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	5,012,065
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (c)	2,685,000	2,710,047
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	4,865,000	4,913,189
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	1,390,000	1,380,617
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (c)	900,000	951,303
TOTAL SPECIAL TAX		38,045,308
TOTAL CONNECTICUT		103,072,858
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,423,939
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,047,350
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	9,801,608
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		22,272,897
District Of Columbia,Virginia - 0.8%
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (b)	3,125,000	3,222,700
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (b)	1,560,000	1,636,732
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (b)	1,200,000	1,231,444
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (b)	1,855,000	1,901,401
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (b)	910,000	931,511
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (b)	2,070,000	2,113,162
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (b)	5,485,000	6,058,296
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (b)	2,405,000	2,639,978
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (b)	1,770,000	1,933,858
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,355,000	4,515,313
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	6,680,335
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	3,600,000	2,468,172
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		35,332,902
Florida - 3.6%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,069,629
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,798,331
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,094,836
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,590,725
TOTAL EDUCATION		10,553,521
Electric Utilities - 0.4%
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	486,890
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	656,568
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,123,410
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,674,005
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,425,570
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,529,213
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,493,638
TOTAL ELECTRIC UTILITIES		16,389,294
General Obligations - 0.0%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,830,893
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,115,645
TOTAL GENERAL OBLIGATIONS		2,946,538
Health Care - 0.4%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,451,655
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,266,857
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (d)	1,885,000	2,034,548
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	7,380,000	6,372,343
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,921,000
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,277,846
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,633,286
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	910,212
TOTAL HEALTH CARE		19,867,747
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	365,000	371,623
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	814,225
TOTAL OTHER		1,185,848
Transportation - 2.3%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (b)	2,485,000	2,489,541
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (b)	930,000	939,516
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (b)	830,000	854,838
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (b)	2,200,000	2,259,017
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (b)	610,000	625,662
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (b)	2,900,000	2,966,126
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (b)	1,080,000	1,103,146
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (b)	1,055,000	1,076,217
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (b)	1,240,000	1,263,128
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (b)	1,655,000	1,683,268
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (b)	1,865,000	1,894,148
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,371,328
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,155,779
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,294,657
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,651,427
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,812,458
Greater Orlando Aviation Auth 5% 10/1/2034 (b)	4,965,000	5,075,791
Greater Orlando Aviation Auth 5% 10/1/2037 (b)	5,175,000	5,262,678
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (b)	1,405,000	1,420,076
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (b)	830,000	855,332
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (b)	385,000	396,750
Lee Cnty FL Airport 5.25% 10/1/2046 (b)	2,000,000	2,110,884
Lee Cnty FL Airport 5.5% 10/1/2051 (b)	10,430,000	10,997,069
Lee Cnty FL Airport 5.5% 10/1/2056 (b)	6,385,000	6,683,950
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	1,200,000	1,213,288
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	1,450,000	1,464,957
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031 (b)	1,100,000	1,101,578
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2034 (b)	4,895,000	5,423,008
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2036 (b)	5,100,000	5,569,055
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,575,231
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,032,236
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (b)	830,000	837,823
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (b)	860,000	868,238
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (b)	1,530,000	1,544,065
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (b)	1,075,000	1,084,485
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (b)	1,655,000	1,668,942
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (b)	3,555,000	3,583,305
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (b)	3,730,000	3,758,037
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (b)	3,930,000	3,957,604
TOTAL TRANSPORTATION		106,924,638
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,637,503
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,102,249
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,930,004
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,372,214
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	706,004
TOTAL WATER & SEWER		11,747,974
TOTAL FLORIDA		169,615,560
Georgia - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,359,575
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,038,910
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	843,522
TOTAL EDUCATION		3,242,007
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (d)	4,320,000	2,660,167
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (d)	7,290,000	7,381,358
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,708,586
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,195,793
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	946,900
TOTAL ELECTRIC UTILITIES		15,892,804
General Obligations - 3.0%
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2041	300,000	258,417
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2043	375,000	310,931
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,724,562
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (d)	23,425,000	23,660,552
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (d)	18,850,000	19,069,572
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (d)	14,345,000	15,340,861
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (d)	23,910,000	25,137,415
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (d)	35,455,000	37,236,271
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (d)	3,490,000	3,705,538
TOTAL GENERAL OBLIGATIONS		132,444,119
Health Care - 0.6%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (d)	6,900,000	7,262,115
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	9,955,720
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,600,921
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,375,930
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,290,000	5,842,000
TOTAL HEALTH CARE		26,036,686
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,219,980
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,940,000	1,950,239
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,890,000	4,760,149
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	8,460,000	8,362,653
TOTAL INDUSTRIAL DEVELOPMENT		15,073,041
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (b)	3,230,000	3,445,658
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2038 (b)	4,105,000	4,436,997
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2041 (b)	1,915,000	2,085,131
TOTAL TRANSPORTATION		9,967,786
TOTAL GEORGIA		204,876,423
Hawaii - 0.5%
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (b)	4,000,000	4,221,341
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (b)	1,055,000	1,099,663
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (b)	1,240,000	1,290,169
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (b)	1,215,000	1,262,033
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (b)	1,240,000	1,286,014
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (b)	1,265,000	1,309,308
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (b)	9,480,000	9,850,880
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (b)	750,000	755,570
TOTAL TRANSPORTATION		21,074,978
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	2,575,000	2,965,777
TOTAL HAWAII		24,040,755
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 3% 3/1/2051	5,000,000	3,457,051
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	210,000	211,426
Special Tax - 0.0%
Idaho Housing & Finance Association Series 2023A, 4% 8/15/2048	2,220,000	2,030,051
TOTAL IDAHO		5,698,528
Illinois - 11.1%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	3,425,000	3,561,227
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,103,816
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	768,295
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,023,024
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	830,372
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	837,732
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	837,349
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	527,614
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	845,691
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	976,881
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	723,059
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	797,579
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,348,351
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,063,651
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,364,575
TOTAL EDUCATION		16,609,216
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	950,000	958,212
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,361
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	160,000	161,924
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	500,000	510,296
TOTAL ESCROWED/PRE-REFUNDED		1,660,793
General Obligations - 5.3%
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,120,083
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,245,305
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	835,705
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,003,496
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,675,691
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	959,419
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,143,300
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	830,290
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	2,975,779
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,650,767
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,045,209
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,311,151
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,240,000	20,147,976
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,586,314
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,647,604
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,431,800
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	6,961,545
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,270,689
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,684,217
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	2,260,000	2,331,142
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,526,897
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,498,321
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	14,665,000	15,143,491
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,352,489
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,062,192
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,305,691
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,860,573
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	4,898,159
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,253,059
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,507,005
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	2,961,044
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,606,639
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,365,765
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,776,947
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,743,543
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,767,853
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,706,934
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,045,960
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	11,964,454
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,663,501
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,778,722
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,872,553
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,574,748
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	333,280
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,122,903
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,465,732
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,394,466
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	2,943,282
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,041,154
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,300,342
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	5,904,328
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	737,551
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,332,006
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,460,709
TOTAL GENERAL OBLIGATIONS		246,129,775
Health Care - 1.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,190,096
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,924,538
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,425,656
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	838,325
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	23,550,335
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,042,245
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,385,403
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	60,000	57,538
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	2,420,000	2,450,717
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,365,000	1,380,018
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,008,100
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	6,885,377
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	3,530,399
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	7,306,324
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,527,188
TOTAL HEALTH CARE		64,502,259
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	679,586
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,711,985	5,113,933
TOTAL HOUSING		5,793,519
Special Tax - 2.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,304,398
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,166,362
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,088,812
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,415,601
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,587,827
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,102,655
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	4,010,252
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	1,036,083
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	13,280,000	8,576,308
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (f)	10,845,000	2,956,440
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	1,690,000	1,180,562
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	5,645,000	3,740,396
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (f)	41,985,000	19,387,977
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (f)	8,205,000	3,572,612
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (f)	25,250,000	10,334,749
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	2,890,000	1,113,581
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	3,000,000	1,084,237
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	6,907,561
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	505,651
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,680,211
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,792,702
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	303,974
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	573,177
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	336,274
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	7,972,342
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	22,754,183
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,789,041
TOTAL SPECIAL TAX		126,273,968
Transportation - 0.9%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (b)	2,475,000	2,514,801
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (b)	2,070,000	2,098,730
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	503,106
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (b)	2,235,000	2,261,423
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (b)	3,360,000	3,395,230
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (b)	2,485,000	2,508,852
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (b)	3,090,000	3,116,582
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	1,655,000	1,667,570
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	1,655,000	1,667,570
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (b)	290,000	294,558
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (b)	330,000	334,825
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (b)	2,920,000	2,767,639
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (b)	1,210,000	1,266,758
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (b)	2,625,000	2,828,316
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (b)	1,280,000	1,367,751
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (b)	2,000,000	2,133,383
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (b)	1,700,000	1,788,174
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (b)	1,300,000	1,357,112
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (b)	1,800,000	1,863,838
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (b)	1,615,000	1,660,608
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (b)	2,185,000	2,222,214
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,071,327
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	372,152
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,526,969
TOTAL TRANSPORTATION		43,589,488
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,823,185
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,261,641
TOTAL WATER & SEWER		9,084,826
TOTAL ILLINOIS		513,643,844
Indiana - 1.4%
Education - 0.4%
Purdue University Series 2025B, 5.25% 7/1/2050	4,925,000	5,209,226
Purdue University Series DD, 5% 7/1/2034	995,000	1,037,880
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,040,686
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,212,575
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	255,096
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,474,765
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	469,277
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,484,315
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,898,476
TOTAL EDUCATION		20,082,296
General Obligations - 0.2%
Noblesville Ind Multi Sch Bldg Corp Series 2021, 3% 1/15/2041	530,000	452,099
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	1,943,716
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,727,050
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,547,751
TOTAL GENERAL OBLIGATIONS		9,670,616
Health Care - 0.6%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	699,990
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	511,791
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,605,690
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	17,610,000	15,334,790
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,250,333
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,169,169
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	2,045,000	1,714,704
TOTAL HEALTH CARE		24,286,467
Transportation - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (b)	830,000	830,285
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (b)	830,000	829,998
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (b)	1,010,000	1,009,732
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (b)	2,300,000	2,282,622
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,257,275
TOTAL TRANSPORTATION		10,209,912
TOTAL INDIANA		64,249,291
Iowa - 0.2%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	1,000,000	973,780
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (b)	2,509,000	2,513,845
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2026 (b)	1,850,000	1,871,993
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (b)	1,965,000	2,018,327
TOTAL EDUCATION		7,377,945
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2037	385,000	291,774
TOTAL IOWA		7,669,719
Kentucky - 1.5%
Education - 0.3%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2040	1,140,000	1,235,291
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2041	1,040,000	1,120,043
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2042	1,100,000	1,177,496
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2043	1,620,000	1,724,602
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2044	1,170,000	1,235,819
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	5,000,000	5,203,956
TOTAL EDUCATION		11,697,207
General Obligations - 0.9%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	7,030,000	7,369,713
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (d)	13,375,000	14,321,487
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	831,638
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,722,881
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	1,185,000	1,235,483
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	915,000	951,991
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,045,000	1,085,092
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	635,549
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	535,911
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,391,567
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,205,403
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,510,675
TOTAL GENERAL OBLIGATIONS		39,797,390
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	2,545,000	2,272,927
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,042,389
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,015,782
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,495,955
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	2,030,000	2,144,988
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,893,010
TOTAL HEALTH CARE		15,865,051
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,312,152
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,242,215
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,242,141
TOTAL TRANSPORTATION		3,796,508
TOTAL KENTUCKY		71,156,156
Louisiana - 0.5%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,680,239
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,191,945
TOTAL EDUCATION		2,872,184
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,430,000	1,542,600
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	415,000	421,308
New Orleans LA Aviation Board 5% 1/1/2027 (b)	330,000	335,016
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	601,685
New Orleans LA Aviation Board 5% 1/1/2028 (b)	205,000	207,303
New Orleans LA Aviation Board 5% 1/1/2031 (b)	530,000	536,185
New Orleans LA Aviation Board 5% 1/1/2032 (b)	330,000	333,681
New Orleans LA Aviation Board 5% 1/1/2033 (b)	850,000	858,924
New Orleans LA Aviation Board 5% 1/1/2033 (b)	580,000	586,089
New Orleans LA Aviation Board 5% 1/1/2034 (b)	1,020,000	1,030,014
New Orleans LA Aviation Board 5% 1/1/2034 (b)	180,000	181,767
New Orleans LA Aviation Board 5% 1/1/2035 (b)	330,000	333,070
New Orleans LA Aviation Board 5% 1/1/2036 (b)	775,000	781,610
New Orleans LA Aviation Board 5% 1/1/2037 (b)	1,275,000	1,285,060
TOTAL TRANSPORTATION		7,491,712
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	10,851,168
TOTAL LOUISIANA		22,757,664
Maine - 0.3%
Education - 0.3%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	583,923
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	416,972
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	836,259
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	271,331
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	429,518
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	337,338
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	844,634
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	639,448
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,085,000	6,277,394
TOTAL EDUCATION		10,636,817
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	579,053
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,592,055
TOTAL MAINE		12,807,925
Maryland - 1.0%
Education - 0.1%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,169,056
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,294,128
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,428,982
TOTAL EDUCATION		6,892,166
General Obligations - 0.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,406,970
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,820,985
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,199,170
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,108,190
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,170,627
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,317,160
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,518,171
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	1,790,000	1,402,884
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,295,917
TOTAL GENERAL OBLIGATIONS		30,240,074
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,521,456
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,355,903
TOTAL HEALTH CARE		5,877,359
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,055,000	1,058,714
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,197,622
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,072,494
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,698,220
TOTAL TRANSPORTATION		2,770,714
TOTAL MARYLAND		48,036,649
Massachusetts - 2.4%
Education - 0.9%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	8,342,226
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	7,951,978
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	10,531,061
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (b)	1,000,000	1,019,987
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (b)	1,915,000	1,981,547
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	838,723
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,250,856
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,351,205
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,359,829
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,330,870
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,004,134
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	835,154
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	879,799
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	924,683
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,019,206
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,068,887
TOTAL EDUCATION		41,690,145
Electric Utilities - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2037	1,400,000	1,548,573
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2039	1,375,000	1,491,143
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2040	1,750,000	1,897,536
TOTAL ELECTRIC UTILITIES		4,937,252
General Obligations - 0.4%
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	3,345,000	3,429,621
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,304,537
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,567,984
TOTAL GENERAL OBLIGATIONS		17,302,142
Health Care - 0.1%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	725,068
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,610,402
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,390,285
TOTAL HEALTH CARE		5,725,755
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,476,711
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,758,204
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,384,320
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,478,459
TOTAL SPECIAL TAX		10,097,694
Transportation - 0.5%
Massachusetts St Port Auth Rev 5% 7/1/2039 (b)	4,480,000	4,696,547
Massachusetts St Port Auth Rev 5% 7/1/2040 (b)	2,835,000	2,956,917
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	10,000,000	10,035,113
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,749,765
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	899,819
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,305,695
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (b)	2,875,000	3,025,921
TOTAL TRANSPORTATION		24,669,777
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2030	2,345,000	2,560,037
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2032	4,240,000	4,780,838
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2030	1,000,000	1,091,700
TOTAL WATER & SEWER		8,432,575
TOTAL MASSACHUSETTS		112,855,340
Michigan - 1.0%
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,029
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,586,582
Portage MI Pub Schs 5% 11/1/2036	205,000	205,246
TOTAL GENERAL OBLIGATIONS		2,791,828
Health Care - 0.2%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,532,636
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	1,931,899
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	1,500,000	1,382,271
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	2,824,395
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,145,414
TOTAL HEALTH CARE		8,816,615
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	895,000	893,245
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,299,890
TOTAL HOUSING		4,193,135
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,142,102
Transportation - 0.3%
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,020,000	1,029,376
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	995,000	1,002,493
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2029 (b)	495,000	508,379
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2030 (b)	580,000	594,918
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2031 (b)	660,000	676,209
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2032 (b)	540,000	552,507
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	355,000	362,187
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (b)	3,645,000	3,816,330
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2034	580,000	597,880
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2035	540,000	555,733
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2032 (b)	420,000	430,481
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2034 (b)	495,000	505,561
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2035 (b)	540,000	550,794
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2037 (b)	705,000	716,988
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (b)	830,000	838,417
Wayne Cnty MI Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,230,000	1,243,094
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	319,188
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	323,893
TOTAL TRANSPORTATION		14,624,428
Water & Sewer - 0.3%
Great Lakes Sewer Auth MI Series 2025A, 5% 7/1/2038	2,260,000	2,480,922
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	3,923,828
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,291,776
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,617,393
TOTAL WATER & SEWER		14,313,919
TOTAL MICHIGAN		46,892,056
Minnesota - 0.5%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	633,484
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,337,354
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (b)	3,800,000	3,959,558
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (b)	4,200,000	4,384,576
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (b)	4,400,000	4,597,010
TOTAL EDUCATION		14,911,982
General Obligations - 0.1%
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (f)	1,050,000	637,706
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (f)	1,185,000	595,518
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2042 (Minnesota St Guaranteed) (f)	2,600,000	1,228,537
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2043 (Minnesota St Guaranteed) (f)	2,050,000	913,160
TOTAL GENERAL OBLIGATIONS		3,374,921
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,500,436	2,002,478
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	840,000	892,287
TOTAL HOUSING		2,894,765
TOTAL MINNESOTA		21,181,668
Missouri - 0.6%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2045	1,900,000	2,044,779
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	590,439
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	884,771
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,745,540
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	830,084
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	830,112
TOTAL HEALTH CARE		4,880,946
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	335,000	337,182
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,015,000	1,995,948
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	3,725,000	3,755,327
TOTAL HOUSING		6,088,457
Transportation - 0.4%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (b)	8,160,000	7,383,589
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,513,515
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,833,274
TOTAL TRANSPORTATION		11,730,378
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,201,036
TOTAL MISSOURI		25,945,596
Montana - 0.1%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2047	500,000	363,891
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2048	500,000	358,059
TOTAL GENERAL OBLIGATIONS		721,950
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	2,810,921
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	225,000	227,134
TOTAL MONTANA		3,760,005
Nebraska - 0.3%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	833,670
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	578,716
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,241,548
TOTAL EDUCATION		2,653,934
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,052,300
Omaha Public Power District Series 2021 A, 3% 2/1/2041	2,065,000	1,772,574
TOTAL ELECTRIC UTILITIES		3,824,874
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (b)	530,000	536,990
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (b)	745,000	754,826
TOTAL ESCROWED/PRE-REFUNDED		1,291,816
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (b)	585,000	586,109
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (b)	380,000	379,726
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	690,000	689,767
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,370,000	1,519,242
TOTAL HOUSING		3,174,844
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (b)	660,000	669,450
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (b)	455,000	460,995
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (b)	685,000	693,742
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (b)	360,000	364,416
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (b)	365,000	369,021
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (b)	910,000	918,794
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (b)	230,000	232,051
TOTAL TRANSPORTATION		3,708,469
TOTAL NEBRASKA		14,653,937
Nevada - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039 (Build America Mutual Assurance Co Insured)	3,710,000	3,200,633
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	15,467,264
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	1,028,521
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,646,139
TOTAL GENERAL OBLIGATIONS		25,342,557
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	430,000	432,434
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,022,459
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,621,523
TOTAL SPECIAL TAX		3,643,982
TOTAL NEVADA		29,418,973
New Hampshire - 0.6%
Health Care - 0.3%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	3,855,000	2,765,511
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	929,729
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	886,577
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	880,480
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	2,995,994
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,554,265
TOTAL HEALTH CARE		13,012,556
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,533,709	5,547,291
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,248,347	9,810,371
TOTAL HOUSING		15,357,662
TOTAL NEW HAMPSHIRE		28,370,218
New Jersey - 6.2%
Education - 0.9%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	860,000	863,736
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,105,000	2,113,447
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,035,000	1,038,530
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,075,000	1,078,485
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,261,262
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (b)	830,000	841,189
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	1,035,000	1,048,953
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (b)	2,475,000	2,643,771
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (b)	2,475,000	2,642,108
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (b)	2,400,000	2,559,647
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (b)	3,420,000	3,662,572
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (b)	4,610,000	4,924,358
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (b)	11,000,000	11,742,701
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,744,916
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	1,990,409
TOTAL EDUCATION		42,156,084
General Obligations - 4.0%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,527,206
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	847,944
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,757,122
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	7,636,209
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,257,598
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,518,128
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,841,242
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,439,050
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	1,200,000	1,029,802
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	9,770,000	7,502,664
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (f)	2,220,000	1,634,773
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (f)	1,500,000	889,767
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,532,064
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,476,694
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,387,804
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	724,690
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,638,542
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,383,054
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,257,339
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,787,164
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,152,802
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	526,619
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,163,452
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	19,118,275
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,451,781
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,491,023
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,800,247
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	6,933,374
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,510,611
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	15,691,452
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	5,016,642
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,360,668
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	7,124,894
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,485,407
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,226,888
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,411,319
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,579,908
TOTAL GENERAL OBLIGATIONS		184,114,218
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	910,000	701,510
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	973,951	681,949
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,008,796
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	301,559
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	834,080
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	623,552
TOTAL HEALTH CARE		5,151,446
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,400,000	1,339,723
Transportation - 1.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,873,245
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,439,122
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,696,881
New Jersey Turnpike Authority 4.5% 1/1/2048	10,000,000	10,020,121
New Jersey Turnpike Authority 5% 1/1/2029 (j)	2,930,000	3,044,693
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,150,157
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,115,029
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,639,861
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,857,289
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	1,805,000	2,058,267
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	14,910,000	15,807,578
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,502,732
TOTAL TRANSPORTATION		58,204,975
TOTAL NEW JERSEY		290,966,446
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 10/15/2030 (b)	5,025,000	5,447,754
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	2,085,000	2,232,407
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,275,000	1,358,844
Port Auth NY & NJ Series 238, 5% 7/15/2040 (b)	1,120,000	1,184,859
TOTAL NEW JERSEY,NEW YORK		10,223,864
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (d)	16,500,000	17,394,840
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	255,000	258,846
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	387,625
TOTAL HEALTH CARE		646,471
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	765,000	765,462
TOTAL NEW MEXICO		18,806,773
New York - 9.4%
Education - 0.3%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,317,539
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,039,420
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,038,318
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	808,650
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,222,177
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,464,127
TOTAL EDUCATION		12,890,231
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	1,750,000	1,744,346
General Obligations - 0.3%
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	7,270,000	7,629,898
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,315,090
TOTAL GENERAL OBLIGATIONS		12,944,988
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,213,309
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,581,230
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	565,000	541,690
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	1,150,000	913,967
TOTAL HEALTH CARE		4,250,196
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,434,792
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,793,624
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	370,000	368,860
TOTAL HOUSING		3,597,276
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	25,906,010
Special Tax - 4.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	5,806,106
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	11,645,000	12,240,692
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	8,851,642
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,011,239
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	3,907,719
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	3,425,000	3,622,215
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	3,180,000	3,331,823
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	9,240,000	9,612,661
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	4,850,000	4,991,244
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	3,425,000	3,588,480
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,178,232
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	28,221,768
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	10,723,476
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,674,314
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	5,924,004
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,357,747
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,531,253
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,691,037
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,539,952
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,833,335
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,459,358
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2029	2,615,000	2,795,944
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,102,304
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,061,377
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	16,210,000	15,293,475
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	16,784,055
TOTAL SPECIAL TAX		193,135,452
Transportation - 3.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	35,771,538
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,427,095
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,018,336
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,254,345
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	31,697,476
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,473,986
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	2,755,000	2,977,857
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (b)	4,270,000	4,586,028
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	4,665,000	4,981,942
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	2,330,000	2,473,813
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	1,590,000	1,677,952
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (b)	4,240,000	4,449,900
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (b)	10,300,000	10,755,063
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (b)	7,875,000	8,184,754
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (b)	6,665,000	6,894,850
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (b)	6,060,000	6,259,120
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (b)	3,030,000	3,114,980
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	3,510,000	3,534,338
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (b)	3,560,000	3,561,244
TOTAL TRANSPORTATION		144,094,617
Water & Sewer - 0.8%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	3,305,000	3,808,438
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	11,803,099
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	21,200,000	22,700,676
TOTAL WATER & SEWER		38,312,213
TOTAL NEW YORK		436,875,329
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (d)	14,972,000	15,546,393
North Carolina - 0.5%
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,117,706
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	990,662
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,697,270
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,769,827
TOTAL HEALTH CARE		5,457,759
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,299,974
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,065,567
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	2,966,588
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (b)	85,000	85,439
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (b)	160,000	164,010
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (b)	135,000	138,479
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (b)	195,000	199,676
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (b)	210,000	214,841
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (b)	395,000	403,719
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (b)	420,000	428,893
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (b)	440,000	448,803
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (b)	460,000	468,692
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (b)	315,000	320,586
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (b)	255,000	259,151
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (b)	300,000	304,507
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (b)	975,000	982,461
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,200,020
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,514,886
TOTAL TRANSPORTATION		15,466,292
TOTAL NORTH CAROLINA		25,041,757
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	5,480,000	3,715,664
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.25% 5/1/2045	4,375,000	2,929,815
TOTAL NORTH DAKOTA		6,645,479
Ohio - 2.7%
Education - 0.4%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,265,000	1,405,362
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	3,915,000	4,262,043
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,174,978
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,325,000	3,491,266
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	3,955,000	4,078,674
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	737,862
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,804,945
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,093,468
TOTAL EDUCATION		20,048,598
Escrowed/Pre-Refunded - 0.2%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	7,285,000	7,403,750
General Obligations - 0.3%
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2042	1,000,000	1,060,388
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2044	1,000,000	1,048,452
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2046	1,000,000	1,034,953
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,746,930
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	10,170,000	10,703,056
TOTAL GENERAL OBLIGATIONS		15,593,779
Health Care - 0.4%
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,109,874
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,768,533
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,077,801
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,816,805
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,720,000	1,766,749
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,603,766
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,718,172
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,842,433
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,962,177
TOTAL HEALTH CARE		20,666,310
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	245,000	247,762
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,180,000	2,382,593
TOTAL HOUSING		2,630,355
Special Tax - 0.1%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,750,847
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	467,294
TOTAL SPECIAL TAX		5,218,141
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,704,836
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	3,590,000	3,005,608
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,152,976
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,785,606
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,137,610
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	444,219
TOTAL TOBACCO BONDS		12,230,855
Transportation - 1.0%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (b)	4,695,000	5,098,623
Columbus OH Regl Arpt Au Rev 5% 1/1/2039 (b)	13,340,000	14,214,649
Columbus OH Regl Arpt Au Rev 5% 1/1/2040 (b)	7,600,000	8,051,513
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2041 (b)	7,115,000	7,610,909
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (b)	1,470,000	1,532,828
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,493,223
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,256,848
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (f)	2,150,000	1,113,992
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	260,099
TOTAL TRANSPORTATION		44,632,684
TOTAL OHIO		128,424,472
Oklahoma - 0.1%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,809,473
University of Oklahoma/The Series 2021 A, 3% 7/1/2041 (Assured Guaranty Inc Insured)	1,380,000	1,127,052
TOTAL EDUCATION		2,936,525
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	395,000	432,671
Special Tax - 0.1%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,161,941
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,655,930
TOTAL SPECIAL TAX		2,817,871
TOTAL OKLAHOMA		6,187,067
Oregon - 1.4%
General Obligations - 0.4%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,633,036
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,708,062
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2040 (Oregon St Guaranteed)	1,000,000	861,773
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2041 (Oregon St Guaranteed)	1,190,000	1,015,463
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,408,965
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2044 (b)	2,180,000	2,303,321
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (f)	2,915,000	1,744,745
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (f)	1,200,000	636,660
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2041 (Oregon St Guaranteed) (f)	6,500,000	3,241,292
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (f)	1,535,000	719,874
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2044 (Oregon St Guaranteed) (f)	5,000,000	2,064,918
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (f)	3,790,000	1,467,501
TOTAL GENERAL OBLIGATIONS		18,805,610
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	5,632,250
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,245,253
TOTAL HEALTH CARE		9,877,503
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	897,246
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,625,000	2,638,442
TOTAL HOUSING		3,535,688
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2042	2,500,000	2,793,168
Oregon St Dept Admin Lottery 5.25% 4/1/2043	3,600,000	3,997,203
TOTAL SPECIAL TAX		6,790,371
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (b)	12,420,000	12,984,447
Port of Portland Arpt Rev 5% 7/1/2045 (b)	2,980,000	3,027,764
Port of Portland Arpt Rev 5% 7/1/2052 (b)	10,500,000	10,520,708
TOTAL TRANSPORTATION		26,532,919
TOTAL OREGON		65,542,091
Pennsylvania - 5.4%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)(i)	1,200,000	301,560
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (h)(i)	2,450,000	615,685
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (h)(i)	2,730,000	686,049
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	415,417
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,040,700
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,033,933
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,304,247
TOTAL EDUCATION		5,397,591
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	4,745,000	4,932,152
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,685,000	2,527,927
TOTAL ELECTRIC UTILITIES		7,460,079
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,203
General Obligations - 1.3%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,184,966
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,283,589
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,095,536
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,712,525
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,770,041
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,677,838
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	2,480,000	2,626,104
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,597,978
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	942,235
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,167,943
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,677,685
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,114
TOTAL GENERAL OBLIGATIONS		64,801,554
Health Care - 1.4%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	8,240,000	5,837,063
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	887,997
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	973,201
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	1,986,576
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	2,005,017
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,784,424
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,037,451
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,761,142
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,299,043
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,399,297
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,831,304
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,249,503
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,311,704
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,406,378
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	4,098,681
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,379,052
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	830,000	833,776
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	830,000	833,938
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	830,000	834,240
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,237,894
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,106,051
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,200,070
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	4,048,178
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	409,393
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,648,262
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	617,603
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	8,895,842
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,687,079
TOTAL HEALTH CARE		64,600,159
Transportation - 2.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (b)	2,545,000	2,495,634
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (b)	3,075,000	2,973,336
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (b)	10,000,000	9,538,960
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (b)	10,000,000	9,387,107
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (b)	4,185,000	4,387,573
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (b)	4,000,000	4,241,755
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (b)	3,000,000	3,215,051
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (b)	4,000,000	4,265,104
Pennsylvania Turnpike Commission 5% 12/1/2044	5,765,000	6,189,028
Pennsylvania Turnpike Commission 5% 12/1/2045	3,850,000	4,097,847
Pennsylvania Turnpike Commission 5% 12/1/2047	2,610,000	2,735,073
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,125,168
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2044	2,750,000	2,970,197
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2045	2,750,000	2,942,631
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2051	7,650,000	7,925,587
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2056	1,300,000	1,336,167
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,128,243
Philadelphia PA Airport Rev 5% 7/1/2026 (b)	2,485,000	2,497,623
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	834,992
Philadelphia PA Airport Rev 5% 7/1/2027 (b)	2,070,000	2,121,875
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	679,582
Philadelphia PA Airport Rev 5% 7/1/2028 (b)	2,485,000	2,547,493
Philadelphia PA Airport Rev 5% 7/1/2029 (b)	1,860,000	1,904,366
Philadelphia PA Airport Rev 5% 7/1/2032 (b)	2,485,000	2,534,860
Philadelphia PA Airport Rev 5% 7/1/2034 (b)	3,310,000	3,368,882
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2042 (b)	2,000,000	2,146,965
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (b)	1,405,000	1,499,855
TOTAL TRANSPORTATION		99,090,954
Water & Sewer - 0.2%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	852,702
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,357,379
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	869,117
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	4,210,000	4,456,572
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	2,315,000	2,413,416
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	775,000	797,884
TOTAL WATER & SEWER		10,747,070
TOTAL PENNSYLVANIA		252,117,610
Puerto Rico - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	16,678,786	12,104,339
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,609,603
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,150,880
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,120,630
TOTAL GENERAL OBLIGATIONS		31,985,452
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	9,290,000	7,721,822
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (c)	3,435,000	3,548,251
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,085,000	1,025,183
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	1,580,000	1,651,043
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	4,785,000	4,930,369
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	3,700,000	3,496,016
TOTAL WATER & SEWER		14,650,862
TOTAL PUERTO RICO		54,358,136
Rhode Island - 0.7%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,772,651
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,271,016
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,298,809
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,216,733
Rhode Island St Student Ln 3.5% 12/1/2034 (b)	1,185,000	1,162,907
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (b)	1,480,000	1,538,631
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (b)	4,830,000	5,121,286
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (b)	1,900,000	2,005,323
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (b)	1,960,000	2,078,203
TOTAL EDUCATION		27,465,559
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	843,239
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,166,712
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,808,811
TOTAL GENERAL OBLIGATIONS		3,818,762
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	655,646
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	465,000	467,281
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,606,170
TOTAL HOUSING		2,073,451
TOTAL RHODE ISLAND		34,013,418
South Carolina - 1.7%
Electric Utilities - 1.1%
South Carolina St Svc Auth Rev 5% 12/1/2029	1,680,000	1,686,101
South Carolina St Svc Auth Rev 5% 12/1/2046	4,275,000	4,451,309
South Carolina St Svc Auth Rev 5% 12/1/2047	3,500,000	3,612,024
South Carolina St Svc Auth Rev 5% 12/1/2048	3,750,000	3,849,503
South Carolina St Svc Auth Rev 5% 12/1/2050 (Assured Guaranty Inc Insured)	3,045,000	3,119,580
South Carolina St Svc Auth Rev 5% 12/1/2055	7,650,000	7,717,188
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,782,803
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,446,840
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,402,077
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	760,401
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,520,499
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,236,876
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,109,031
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	922,153
TOTAL ELECTRIC UTILITIES		50,616,385
Escrowed/Pre-Refunded - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2029	805,000	808,274
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,058,352
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,387,635
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,403,730
TOTAL HEALTH CARE		14,849,717
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	895,000	902,435
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,350,000	1,474,867
TOTAL HOUSING		2,377,302
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (b)	900,000	949,038
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (b)	3,140,000	3,210,347
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (b)	4,275,000	4,349,329
TOTAL TRANSPORTATION		8,508,714
TOTAL SOUTH CAROLINA		77,160,392
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	251,390
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	257,065
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	482,758
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	553,625
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,668,798
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (d)	5,160,000	5,610,897
TOTAL HEALTH CARE		9,824,533
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2022 B, 2.5% 11/1/2042	2,000,000	1,521,677
TOTAL SOUTH DAKOTA		11,346,210
Tennessee - 2.0%
General Obligations - 1.1%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,390,000	30,060,287
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	19,795,000	21,122,599
TOTAL GENERAL OBLIGATIONS		51,182,886
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	1,999,529
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,058,031
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,312,456
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	797,426
TOTAL HEALTH CARE		5,167,442
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	346,923
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	399,995
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	258,317
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) 5% 1/1/2053	3,240,000	3,347,249
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,815,000	2,025,055
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	565,000	564,661
TOTAL HOUSING		6,942,200
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (b)	4,580,000	4,539,166
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2044 (b)	3,400,000	3,559,399
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2045 (b)	3,000,000	3,112,608
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2046 (b)	2,750,000	2,831,310
Metro Nashville Arpt Auth Rev Series 2026 B, 5.5% 7/1/2056 (b)	10,000,000	10,449,151
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2045 (b)	2,500,000	2,593,840
TOTAL TRANSPORTATION		27,085,474
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	840,000	514,410
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	3,290,000	1,949,110
TOTAL WATER & SEWER		2,463,520
TOTAL TENNESSEE		92,841,522
Texas - 6.7%
Education - 0.2%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	1,993,474
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	595,809
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	386,467
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,054,078
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	847,790
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,606,574
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,486,546
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,774,220
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,615,000	989,329
TOTAL EDUCATION		13,734,287
Electric Utilities - 0.1%
Bryan TX Elec Sys Rev Series 2018, 4% 7/1/2043 (Assured Guaranty Inc Insured)	950,000	902,916
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (d)	3,630,000	3,578,359
TOTAL ELECTRIC UTILITIES		4,481,275
General Obligations - 2.2%
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,142,232
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,352,374
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2040	1,000,000	852,057
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,145,564
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	572,244
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	999,948
Bushland Indpt Sch Dist Tex Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,394,234
Calvert Independent School District 2.5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	640,000	531,899
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,319,321
Chambers Cnty TX Gen. Oblig. Series 2021, 2.5% 3/1/2051	7,370,000	4,511,515
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,124,420
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	2,953,597
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	845,831
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2044	525,000	345,648
Clarksville Tex Indpt Sch Dist 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,112,747
Clear Creek Independent School District Series 2021, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,300,000	2,015,354
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	1,930,000	1,793,538
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,836,107
Conroe TX Isd Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	838,231
Corpus Christi TX Gen. Oblig. Series 2021 A, 3% 3/1/2041	200,000	168,213
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,818,199
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,080,190
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	5,220,000	5,664,669
Decatur Tex Gen. Oblig. 3.125% 3/1/2052 (Build America Mutual Assurance Co Insured)	5,000,000	3,572,511
Del Mar TX College Dist Gen. Oblig. Series 2020 B, 4% 8/15/2045	2,875,000	2,664,050
Forney TX Indpt Sch Dis Series 2022 A, 2.75% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	3,503,803
Fort Bend Cnty TX Levee Impt #2 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	784,036
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,812,032
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	760,130
Frenship TX Indpt Sch Dist (Permanent Sch Fund of Texas Proj.) Series 2021 A, 3% 2/15/2040	3,415,000	2,984,105
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2039	1,420,000	1,156,233
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2040	1,455,000	1,158,272
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (f)	4,140,000	3,849,037
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	2,685,000	2,116,806
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	1,000,000	950,521
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020 A, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,490,000	2,937,693
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	2,310,000	1,795,842
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	1,931,082
Little Elm Tex Gen. Oblig. 2.5% 8/1/2039	1,345,000	1,075,348
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,223,634
Nederland Tex Indpt Sch Dist 3% 8/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,544,660
New Deal Independent School District 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	915,000	774,987
Prairiland Tex Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	845,000	656,482
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,597,706
Prosper TX Gen. Oblig. 2.5% 2/15/2039	2,225,000	1,799,873
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	904,857
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	4,880,000	2,989,995
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	2,520,000	1,574,772
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	1,980,000	2,161,643
Texas State Gen. Oblig. 5% 8/1/2034 (b)	3,185,000	3,453,629
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,612,435
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (f)	4,095,000	3,250,145
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (f)	1,690,000	1,350,818
Wharton TX Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	985,327
Wharton TX Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	943,813
Wharton TX Indpt Sch Dist 2% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,385,000	910,111
Willis TX Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,345,000	1,023,527
TOTAL GENERAL OBLIGATIONS		103,228,047
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,116,310
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	391,483
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,575,075
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	832,219
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	931,010
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	645,135
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,701,745
TOTAL HEALTH CARE		7,192,977
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	5,935,000	6,491,061
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	5,960,000	6,025,871
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,155,649	3,689,668
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,160,000	2,145,578
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,045,000	2,062,311
TOTAL HOUSING		20,414,489
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,405,000	1,758,907
Transportation - 2.5%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (b)	830,000	839,714
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (b)	1,275,000	1,288,798
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (b)	1,005,000	1,014,782
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (b)	1,035,000	1,043,133
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (b)	1,385,000	1,394,974
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (b)	1,165,000	1,172,689
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (b)	1,655,000	1,722,132
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (b)	1,765,000	1,834,848
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (b)	1,240,000	1,286,360
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (b)	1,450,000	1,500,935
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2037 (b)	12,000,000	13,231,686
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (b)	4,645,000	5,089,618
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (b)	6,935,000	7,493,682
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	4,680,000	4,873,120
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,765,339
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,115,724
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (b)	830,000	831,240
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (b)	1,780,000	1,782,734
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (b)	2,755,000	2,759,253
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (b)	1,655,000	1,657,467
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (b)	3,055,000	3,058,946
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (b)	830,000	839,868
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (b)	830,000	839,083
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (b)	1,450,000	1,465,945
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (b)	1,035,000	1,046,009
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (b)	830,000	838,449
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (b)	1,840,000	1,857,529
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (b)	2,135,000	2,154,313
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (b)	830,000	837,063
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (b)	830,000	836,631
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	15,250,000	11,179,752
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	12,015,181
North TX Twy Auth Rev 5% 1/1/2033	975,000	989,294
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,809,299
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,257,342
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,844,180
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,421,488
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,643,570
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,535,377
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	6,859,950
TOTAL TRANSPORTATION		117,027,497
Water & Sewer - 1.0%
City of Fort Worth TX Series 2020, 2.125% 2/15/2041	2,115,000	1,508,809
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	3,930,183
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,022,662
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	5,016,300
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	2,000,108
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,100,000	908,900
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	5,085,000	3,425,491
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,163,192
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,693,541
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,791,028
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,128,783
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,685,215
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2044	7,215,000	7,686,232
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	4,315,000	4,558,687
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,026,653
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,432,489
Texas Wtr Dev Brd Series 2021, 3% 10/15/2041	2,720,000	2,302,679
Texas Wtr Dev Brd Series A, 4% 10/15/2045	2,010,000	1,876,129
TOTAL WATER & SEWER		47,157,081
TOTAL TEXAS		314,994,560
Utah - 1.1%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,092,727
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	702,458	549,572
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (c)	1,500,000	1,529,584
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (c)	3,650,000	3,616,970
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	5,263,000	5,428,813
TOTAL SPECIAL TAX		10,575,367
Transportation - 0.9%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (b)	3,500,000	3,587,711
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (b)	3,090,000	3,161,791
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (b)	2,275,000	2,325,752
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (b)	4,345,000	4,437,683
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (b)	3,310,000	3,369,703
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (b)	3,310,000	3,362,198
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (b)	4,470,000	4,529,088
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (b)	3,520,000	3,562,132
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (b)	2,000,000	2,075,656
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (b)	4,310,000	4,466,141
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (b)	1,420,000	1,467,866
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (b)	2,000,000	2,148,648
TOTAL TRANSPORTATION		38,494,369
TOTAL UTAH		50,712,035
Vermont - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,216,578
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	3,662,404
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (b)	1,430,000	1,466,854
TOTAL VERMONT		8,345,836
Virginia - 0.2%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2055	1,000,000	1,025,942
General Obligations - 0.0%
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	725,000	748,681
Health Care - 0.2%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,096,126
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	521,137
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,244,700
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	542,123
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	667,170
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,825,622
TOTAL HEALTH CARE		6,896,878
TOTAL VIRGINIA		8,671,501
Washington - 3.2%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,627,477
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,778,284
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,826,321
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,704,188
TOTAL EDUCATION		9,936,270
General Obligations - 1.6%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,344,440
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	281,703
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	36,772,993
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2048	17,230,000	18,103,184
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,698,117
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,856,710
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,864,286
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,065,530
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,332,324
TOTAL GENERAL OBLIGATIONS		74,319,287
Health Care - 0.7%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	860,000	849,629
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	2,390,000	2,401,774
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	5,980,000	5,956,744
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	5,500,000	5,444,476
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (c)	100,000	99,969
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (c)	125,000	125,852
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (c)	100,000	100,154
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (c)	400,000	365,818
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,030,934
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,099,929
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,307,536
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,612,796
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	631,190
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	753,408
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,146,535
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,692,158
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,393,867
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	550,424
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,715,383
TOTAL HEALTH CARE		33,278,576
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	12,930,000	8,531,747
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,410,000	1,125,706
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	17,924,905
TOTAL SPECIAL TAX		27,582,358
Transportation - 0.1%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (b)	2,525,000	2,334,252
Port Seattle WA Rev Series B, 5% 10/1/2028 (b)	2,900,000	2,902,925
Port Seattle WA Rev Series C, 5% 5/1/2031 (b)	1,200,000	1,223,966
TOTAL TRANSPORTATION		6,461,143
TOTAL WASHINGTON		151,577,634
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (d)	1,380,000	1,389,371
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,360,049
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,122,189
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,376,516
TOTAL HEALTH CARE		3,858,754
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,221,534
TOTAL WEST VIRGINIA		6,469,659
Wisconsin - 1.1%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (c)	720,000	722,087
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	520,000	478,588
TOTAL EDUCATION		1,200,675
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (c)	30,000	32,315
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032 (Pre-refunded to 4/1/2028 at 100)	985,000	963,872
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	300,000	310,968
TOTAL ESCROWED/PRE-REFUNDED		1,307,155
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,358,282
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	893,949
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	879,490
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	823,923
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	803,893
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	615,000	531,234
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,559,471
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	2,025,000	2,313,379
TOTAL GENERAL OBLIGATIONS		9,163,621
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,001,826
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,910,846
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	869,947
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,660,000	1,680,541
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,886,155
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,258,794
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	3,972,567
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	1,965,000	1,968,156
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,590,000	3,408,267
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,636,891
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	1,933,155
TOTAL HEALTH CARE		27,527,145
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	14,095,000	10,625,637
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	4,700,000	3,572,000
TOTAL INDUSTRIAL DEVELOPMENT		14,197,637
TOTAL WISCONSIN		53,396,233
TOTAL MUNICIPAL SECURITIES (Cost $4,613,994,916)		4,542,471,802

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $83,711,735)	2.60	83,694,996	83,711,735

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $4,697,706,651)	4,626,183,537
NET OTHER ASSETS (LIABILITIES) - 1.1%	49,733,456
NET ASSETS - 100.0%	4,675,916,993

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,905,443 or 1.5% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Zero coupon bond which is issued at a discount.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	109,542,324	263,637,484	289,468,073	901,792	-	-	83,711,735	83,694,996	2.2%
Total	109,542,324	263,637,484	289,468,073	901,792	-	-	83,711,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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